Related parties (Details) € / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jun. 12, 2017 EUR (€) shares	Jun. 12, 2017 USD ($) $ / shares shares	Jun. 15, 2015 USD ($)	Jun. 30, 2017 shares	Dec. 31, 2018 EUR (€) shares year	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 $ / shares shares	Jun. 14, 2018 $ / shares shares	Jun. 19, 2017 $ / shares	Jun. 12, 2017 € / shares	Jun. 09, 2017	Jul. 31, 2016 $ / shares	Jun. 01, 2015 $ / shares shares	Jun. 01, 2015 € / shares shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | (per share)		$ 10.75									€ 9.60
Share price discount												25.00%
Payments to acquire or redeem entity's shares	€ 93,900,000	$ 105.1			€ 0	€ 177,600,000	€ 0
Ordinary shares
Disclosure of transactions between related parties [line items]
Shares repurchased and canceled	9,779,729	9,779,729
Restricted Shares | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued								4,624,653
Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares									$ 17.94	$ 14.38			$ 8.98
Number of shares issued									41,186
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $			$ 2.0
Advisory Services Agreement, renewal term			1 year
Advisory Services Agreement, expiration notice term			90 days
Advisory Services Agreement, termination term			6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party | €					218,313	130,454
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party | €					€ 138,285	€ 232,379
Lord Myners | Non-Executive Director
Disclosure of transactions between related parties [line items]
Option life | year					5
Lord Myners | Ordinary shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares								$ 11.50
Number of shares issued								72,028
Number of share options granted					50,000
Iglo | Paul Kenyon | Key management personnel
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | (per share)														$ 10.50	€ 9.71
Number of shares issued														37,060	37,060
Number of shares sold				26,372
Iglo | Tania Howarth | Key management personnel
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | (per share)														$ 10.50	€ 9.71
Number of shares issued														38,956	38,956
Number of shares sold				27,721